Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 20, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 18,867,000
Daily management fee	$ 2,800		$ 2,700	$ 2,700	$ 2,500
Inflation rate adjustment to management fees	3.00%
Arctic Aurora | Statoil ASA
Property, Plant and Equipment [Line Items]
Time charter contract		3 years
Expected commencement date		Q3 2018
Charter agreement description of terms		This new charter, which is expected to commence in the third quarter of 2018, will be in direct continuation of the current charter with Statoil (interrupted only by the vessel's mandatory statutory class five-year special survey and dry-docking) and will have a firm period of about three years. Statoil will have the option to extend the new charter by two consecutive 12-month periods at escalated rates.
Arctic Aurora | Statoil ASA | Option to extend at escalated rates
Property, Plant and Equipment [Line Items]
Time charter contract extension term		12 months
Time charter contract extension periods		2